Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

13 Intangible assets

		Industrial patents and	Other	Intangible assets
	Exploration	intellectual property	intangible	with finite useful
(€ million)	rights	rights	assets	lives	Goodwill	Total
2019
Net carrying amount - beginning of the year	1,081	221	584	1,886	1,284	3,170
Additions	78	23	210	311		311
Amortization	(81)	(93)	(117)	(291)		(291)
Impairments	(19)	—	(72)	(91)	(26)	(117)
Write-off	(28)	(1)	(1)	(30)		(30)
Currency translation differences	18	—	1	19	3	22
Other changes	(18)	45	(37)	(10)	4	(6)
Net carrying amount at the end of the year	1,031	195	568	1,794	1,265	3,059
Gross carrying amount at the end of the year	1,748	1,597	4,373	7,718	—	—
Provisions for amortization and impairment	717	1,402	3,805	5,924	—	—

2018
Net carrying amount - beginning of the year	995	240	486	1,721	1,204	2,925
Changes in accounting policies (IFRS 15)			87	87		87
Net carrying amount restated - beginning of the year	995	240	573	1,808	1,204	3,012
Additions	133	28	180	341		341
Amortization	(71)	(87)	(226)	(384)		(384)
Impairments			(16)	(16)		(16)
Write-off	(15)		(1)	(16)		(16)
Currency translation differences	39			39	8	47
Change in the scope of consolidation			74	74	46	120
Other changes		40		40	26	66
Net carrying amount at the end of the year	1,081	221	584	1,886	1,284	3,170
Gross carrying amount at the end of the year	1,686	1,534	4,188	7,408
Provisions for amortization and impairment	605	1,313	3,604	5,522

Exploration rights comprised the residual book value of license and leasehold property acquisition costs relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. Furthermore, they include the cost of unproved areas which are suspended pending a final determination of the success of the exploration activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage mainly in United Arab Emirates, Mozambique, Mexico and Indonesia.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2019	December 31, 2018
Proved licence and leasehold property acquisition costs	291	357
Unproved licence and leasehold property acquisition costs	709	684
Other mineral interests	31	40
	1,031	1,081

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Other intangible assets comprised: (i) customer acquisition costs relating to the retail gas business for €226 million  (€166 million at December 31, 2018); (ii) concessions, licenses, trademarks and similar items for €102 million (€151 million at December 31, 2018) comprised transmission rights for natural gas imported from Algeria of €30 million (€27 million at December 31, 2018); (iii) capital expenditures in progress on natural gas pipelines for which Eni has acquired transport rights for €78 million  (same amount at December 31, 2018).

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP – 33
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 – 33
Service concession arrangements	20 – 33
Capitalized costs for customer acquisition	25 – 33
Other intangible assets	4 – 20

The carrying amount of goodwill at the end of the year amounted €2,454 million, net of cumulative impairments charges. The breakdown by segment is provided below:

(€ million)	December 31, 2019	December 31, 2018
Gas & Power	981	977
Exploration & Production	190	187
Refining & Marketing and Chemicals	93	119
Other activities	1	1
	1,265	1,284

An impairment loss of the entire allocated goodwill was recorded by the Chemical business line in relation to activities concerning the development, industrialization, licensing of bio-chemical technologies and processes based on the use of renewable sources.

An increase in goodwill was recorded in connection with the allocation of the acquisition cost of the company SEA SpA, which engages in providing services and solutions for energy efficiency in the residential and industrial segments.

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

The amount of goodwill outstanding at the reporting date mainly related to the Gas & Power segment.

A breakdown is disclosed below:

(€ million)	December 31, 2019	December 31, 2018
Domestic gas market	839	835
Foreign gas market	142	142
	981	977

Goodwill allocated to the CGU domestic gas market was recognized upon the buy-out of the former Italgas SpA minorities in 2003 through a public offering (€706 million). The acquired entity engaged in the retail sale of gas to the residential sector and middle and small-sized businesses in Italy. In addition, further goodwill amounts have been allocated over the years following business combinations with small, local companies selling gas to residential customers in focused territorial reach and municipalities synergic to Eni’s activities. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this CGU, including the allocated goodwill.

In assessing the recoverability of the carrying amount of the CGU domestic gas market, including the allocated portion of goodwill, management determined the value in use of the CGU considering the sales margin exclusively of the retail market (excluding margins on sales to wholesalers, industrial and power generation customers). The assessment was performed considering the cash flows of the four-year plan approved by management and incorporating a terminal value calculated as perpetuity of the last year of the plan by assuming a nominal long-term growth rate equal to zero, unchanged from the previous reporting period. These cash flows were discounted by using the post-tax WACC adjusted considering the specific country risk of 5.3% for Italy. Post-tax cash flows and discount rates were adopted as they resulted in an assessment that substantially approximated a pre-tax assessment.

There are no realistic hypotheses of changes in the discount rate, growth rate, profitability or volumes that would lead to zeroing the headroom amounting to €1,701 million of the value in use of the Italian Market CGU with respect to its book value, including the goodwill.

Goodwill allocated to the CGU European gas market related for €95 million to Eni Gas & Power France SA (former Altergaz SA) operating in France and for €45 million to the acquisition in 2018 of the residual 51% interest in Gas Supply Company Thessaloniki-Thessalia SA operating in Greece, previously participated with a 49% of the share capital. The impairment review performed at the balance sheet date by using a method similar to the Domestic gas market CGU confirmed the recoverability of the carrying amount of these gas market CGUs, including any allocated goodwill, by using a post-tax WACC adjusted considering a country risk for France of 5.9%, and 6.2% for Greece.